Financial instruments - Summary of foreign currency risk (Detail) - Foreign currency risk [member] - AUD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Disclosure of detailed information about financial instruments [line items]
Assets	$ 31	$ 317
Liabilities	1,047	896
US dollars [member]
Disclosure of detailed information about financial instruments [line items]
Assets	31	317
Liabilities	1,046	$ 896
Euros [member]
Disclosure of detailed information about financial instruments [line items]
Liabilities	$ 1